9a. Related Party Transactions	12 Months Ended
Dec. 31, 2014
A. Related Party Transactions
9. Related Party Transactions

At December 31, 2014, the Company maintained notes payable and accrued interest to related parties totaling approximately $609,000. These notes are short term, straight-line amortizing notes.  The notes carry an annual interest rate of between 5% and 10%.

Our Directors and Officers participated in our public offering dated December 2, 2014 for a total of $182,603 and received 811,571 shares of common stock as well as warrants to purchase an additional 405,786 shares at $0.225, expiring in December 2, 2019.